Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Parenthetical) (Details) - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Interest-bearing deposits at call held as security	$ 0.4	$ 0.4